--------------------------------------------------------------------------------

                       Semiannual Report January 31, 1998

--------------------------------------------------------------------------------

                                   OPPENHEIMER
                                  Money Market
                                   Fund, Inc.

                               [GRAPHIC OMITTED]

                                     [LOGO]
                              OppenheimerFunds(SM)
                             THE RIGHT WAY TO INVEST

Contents

3  President's Letter

4  An Interview
   with the Fund's
   Manager

7  Statement of
   Investments

13 Statement of
   Assets and
   Liabilities

14 Statement of
   Operations

15 Statements of
   Changes in
   Net Assets

16 Financial Highlights

17 Notes to Financial
   Statements

19 Officers and
   Directors

20 Information and
   Services

Report highlights
--------------------------------------------------------------------------------

o The U.S. economy is the envy of the world. Inflation is virtually nonexistent, long-term interest rates have fallen below six percent, the federal budget is nearly balanced, unemployment is under five percent, and economic growth remains strong.--Carol Wolf, Fund Manager

----------------------------------
Current Yield
----------------------------------
For the 7-Day Period Ended
1/31/98

 With             Without
 Compounding(1)   Compounding
----------------------------------
 5.18%            5.05%
----------------------------------

In reviewing performance, please remember that past performance does not guarantee future results. Yields will fluctuate.
An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

(1.)  Compounded yields assume reinvestment of dividends.


2 Oppenheimer Money Market Fund, Inc.

Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Money Market Fund, Inc.

These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

      What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch further and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

      Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't: When prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

      At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

      In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

      Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.


/s/ Bridget A. Macaskill

Bridget A. Macaskill
February 23, 1998


3 Oppenheimer Money Market Fund, Inc.

An interview with your Fund's manager
--------------------------------------------------------------------------------

How has the Fund performed over the past six months?

Oppenheimer Money Market Fund, Inc. has maintained a stable share price of $1.00 per share, while continuing to provide a steady stream of monthly income. In general, U.S. money market instruments continued to offer investors characteristically high levels of security and liquidity, providing a safe haven in the face of world stock market volatility during the past few months. For the 7-day period ending January 31, 1998, the Fund's compounded current yield was 5.18%. Without compounding, the corresponding yield was 5.05%.(1)

What factors have affected the Fund's performance?

The Fund's performance is being driven by economic conditions and interest rate changes in the United States and around the world. Money market yields are generally linked to interest rates on relatively short-term corporate debt. As these short-term interest rates rise, money market investors enjoy higher rates of return. Although long-term and short-term interest rates typically move in the same direction, recent global economic factors have driven short-term rates higher while long-term rates have fallen.

The main reason is that Japanese companies, the world's second largest issuer of short-term debt, continue to experience financial difficulties. Because investors perceive a lowered credit quality there, issuers have been required to pay higher interest rates to compensate for the additional risk. To compete, American issuers in both the government and corporate sectors have raised rates on short-term instruments. As a result, despite a drop in long-term rates arising from increased global demand for U.S. Treasury bonds, U.S. money market yields have actually been rising recently, generating slightly higher rates of return.

--------------------------------------------------------------------------------
"We don't use predictions of future interest rates to set our investment strategy."
--------------------------------------------------------------------------------


4 Oppenheimer Money Market Fund, Inc.

How have you positioned the Fund to deal with economic conditions and trends?

We don't use predictions of future interest rates to set our investment strategy. Instead, we "ladder" the portfolio, with some securities maturing in a few days, some maturing in a month, some maturing in two months and so on. With a relatively broad maturity spectrum, the portfolio is widely diversified and able to take advantage of a variety of mar ket conditions. This diversification is intended to enable the Fund to provide a combination of liquidity and safety of principal during times of volatility in other markets.

What is your outlook for the future?

All things considered, the U.S. economy is the envy of the world. Inflation is virtually nonexistent, long-term interest rates have fallen below six percent, the federal budget is nearly balanced, unemployment is under five percent, and economic growth continues strong. Even the devaluation of Asia's currencies and the uncertain business environment in that region may have the beneficial effect of preventing our economy from overheating.

      Today's U.S. blue chip corporations offer a wide selection of commercial paper and short-term notes that are currently paying attractive yields. At the same time, with the current backdrop of heightened credit concerns, our strategy remains constant: to invest in securities that do not present significant credit risk. We believe our disciplined approach can help continue to reward investors with a competitive income stream and safety of principal...and continue to make Oppenheimer Money Market Fund, Inc. part of The Right Way to Invest.

(1.)  Compounded yields assume reinvestment of dividends.


5 Oppenheimer Money Market Fund, Inc.

Financials
--------------------------------------------------------------------------------


                      6 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments January 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Face           Value
                                                                   Amount         See Note 1
==============================================================================================
Certificates of Deposit--1.3%
----------------------------------------------------------------------------------------------
Deutsche Bank AG, 5.65%, 1/22/99                                   $ 10,000,000   $ 10,000,000
----------------------------------------------------------------------------------------------
Societe Generale, 6.35%, 4/15/98                                      5,000,000      5,004,464
                                                                                  ------------
Total Certificates of Deposit                                                       15,004,464

==============================================================================================
Direct Bank Obligations--5.1%
----------------------------------------------------------------------------------------------
Abbey National North America Corp.:
5.55%, 2/25/98                                                       10,000,000      9,963,000
5.55%, 3/3/98                                                         5,000,000      4,976,875
----------------------------------------------------------------------------------------------
Bank of Scotland Treasury Services, 5.52%, 2/2/98                    15,000,000     14,997,700
----------------------------------------------------------------------------------------------
Bankers Trust Co., New York, 5.71%, 4/15/98(1)                       10,000,000     10,000,000
----------------------------------------------------------------------------------------------
FCC National Bank, 5.62%, 2/20/98(1)                                  5,000,000      4,999,872
----------------------------------------------------------------------------------------------
National Westminster Bank of Canada, 5.59%, 4/30/98                  15,000,000     14,795,107
                                                                                  ------------
Total Direct Bank Obligations                                                       59,732,554

==============================================================================================
Letters of Credit--14.9%
----------------------------------------------------------------------------------------------
Bank of America, guaranteeing commercial paper of:
Formosa Plastics Corp., USA, Series B, 5.55%, 3/19/98                20,000,000     19,858,167
Formosa Plastics Corp., USA, Series B, 5.55%, 5/5/98                 14,000,000     13,799,275
----------------------------------------------------------------------------------------------
Bank One Indiana, guaranteeing commercial paper of
Primex Funding Corp., 5.56%, 2/2/98(1)(2)                             5,000,000      5,000,000
----------------------------------------------------------------------------------------------
Barclays Bank PLC, guaranteeing commercial paper of:
Banco Bradesco SA, Grand Cayman Branch, Series A, 5.56%, 3/3/98      10,000,000      9,953,667
Banco Bradesco SA, Grand Cayman Branch, Series A, 5.72%, 6/17/98      5,000,000      4,891,956
Banco de Credito Nacional SA, Series A, 5.40%, 7/6/98                 5,000,000      4,883,750
Banco Nacional de Mexico SA, Series B, 5.38%, 7/20/98                10,000,000      9,747,439
Banco Real SA, Grand Cayman Branch, Series A, 5.63%, 4/20/98          5,000,000      4,939,008
Petroleo Brasiliero SA Petrobras II, Series D, 5.55%, 3/30/98         5,000,000      4,956,062
Petroleo Brasiliero SA Petrobras, Series A, 5.69%, 5/15/98            6,000,000      5,902,322
----------------------------------------------------------------------------------------------
Bayerische Vereinsche AG, guaranteeing commercial paper of
Garanti Funding Corp. II, Series B, 5.38%, 7/14/98                    5,000,000      4,878,203
----------------------------------------------------------------------------------------------
Credit Suisse, guaranteeing commercial paper of:
CEMEX, SA de C.V., Series B, 5.45%, 5/2/98                           10,000,000      9,824,389
Daewoo International Corp., 5.55%, 3/27/98                            7,600,000      7,536,535
Daewoo International Corp., 5.63%, 4/22/98                            5,000,000      4,937,444
Minmetals Capitals & Securities, Inc., 5.41%, 7/23/98                10,000,000      9,741,522
Minmetals Capitals & Securities, Inc., 5.57%, 3/4/98                  5,000,000      4,976,018
PEMEX Capital, Inc., Series A, 5.68%, 6/4/98                         18,600,000     18,244,202
----------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of:
Nacional Financiera SNC, Series A, 5.54%, 2/18/98                     6,000,000      5,984,247
Nacional Financiera SNC, Series A, 5.675%, 5/14/98                   17,000,000     16,726,654
Nacional Financiera SNC, Series B, 5.535%, 2/17/98                    8,000,000      7,980,320
                                                                                  ------------
Total Letters of Credit                                                            174,761,180


                     7 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Face           Value
                                                                   Amount         See Note 1
==============================================================================================
Short-Term Notes--76.5%
----------------------------------------------------------------------------------------------
Automotive--3.5% BMW US Capital Corp.:
5.41%, 4/24/98                                                     $  5,000,000   $  4,938,272
5.57%, 4/14/98                                                        5,000,000      4,944,300
5.64%, 2/2/98                                                        30,700,000     30,695,203
                                                                                  ------------
                                                                                    40,577,775

----------------------------------------------------------------------------------------------
Bank Holding Companies--1.5%
NationsBank Corp.:
5.39%, 7/30/98                                                        5,000,000      4,865,999
6.056%, 5/26/98(1)                                                   12,000,000     12,012,066
                                                                                  ------------
                                                                                    16,878,065

----------------------------------------------------------------------------------------------
Banks--0.4%
First Chicago Financial Corp., 5.66%, 5/28/98                         5,000,000      4,908,811
----------------------------------------------------------------------------------------------
Beverages--3.7%
Coca-Cola Enterprises, Inc.:
5.48%, 4/23/98(2)                                                    10,000,000      9,876,925
5.58%, 4/14/98(2)                                                     9,000,000      8,899,560
5.70%, 3/27/98(2)                                                    10,000,000      9,914,500
5.71%, 4/8/98(2)                                                      5,000,000      4,947,658
5.80%, 4/3/98(2)                                                     10,000,000      9,901,722
                                                                                  ------------
                                                                                    43,540,365

----------------------------------------------------------------------------------------------
Broker/Dealers--17.4%
Bear Stearns Cos., Inc.:
5.57%, 2/18/98                                                        4,000,000      3,989,479
5.609%, 7/10/98(1)                                                    5,000,000      5,000,000
5.75%, 4/1/98(1)                                                     10,000,000     10,000,000
5.821%, 3/23/98(1)                                                   15,000,000     15,004,251
----------------------------------------------------------------------------------------------
Goldman Sachs Group, LP, 5.668%, 10/2/98(1)                           5,000,000      5,000,000
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
5.226%, 6/18/98(1)                                                    5,000,000      5,005,937
5.42%, 6/29/98                                                        5,000,000      4,888,589
5.625%, 3/27/98(1)                                                    5,000,000      5,001,473
5.627%, 8/14/98(1)                                                   13,000,000     13,000,000
5.64%, 3/13/98                                                        5,000,000      4,968,667
5.73%, 5/22/98                                                        4,000,000      3,929,967
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.555%, 7/20/98(1)                                                    5,000,000      5,000,000
5.57%, 2/19/98                                                        5,000,000      4,986,075
5.68%, 3/18/98(1)                                                     5,000,000      4,999,879
5.68%, 9/22/98(1)                                                    10,000,000      9,999,377
5.70%, 4/16/98                                                       10,000,000      9,882,833


                     8 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Face           Value
                                                                   Amount         See Note 1
----------------------------------------------------------------------------------------------
Broker/Dealers  (continued)
Morgan Stanley Group, Inc., 5.604%, 3/15/98(1)                     $  7,000,000   $  7,000,000
----------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 3/24/98(1)       35,000,000     35,000,000
----------------------------------------------------------------------------------------------
Republic New York Securities Corp., 7%, 4/24/98(1)                   12,000,000     12,000,000
----------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc.:
5.70%, 4/17/98                                                        5,000,000      4,940,625
5.74%, 5/26/98                                                        5,000,000      4,909,117
5.77%, 3/30/98                                                        5,000,000      4,954,321
5.801%, 11/2/98(1)                                                   10,000,000     10,000,000
5.884%, 10/20/98(1)                                                  12,000,000     12,000,000
6.36%, 4/1/98                                                         2,000,000      2,001,222
                                                                                  ------------
                                                                                   203,461,812

----------------------------------------------------------------------------------------------
Chemicals--0.4%
Henkel Corp., 5.56%, 3/13/98(2)                                       5,000,000      4,969,111
----------------------------------------------------------------------------------------------
Commercial Finance--7.0%
CIT Group Holdings, Inc., 5.603%, 3/11/98(1)                         10,000,000     10,000,000
----------------------------------------------------------------------------------------------
FINOVA Capital Corp.:
5.57%, 3/20/98                                                       10,000,000      9,926,367
5.60%, 3/30/98                                                       10,000,000      9,911,333
5.61%, 4/29/98                                                        5,000,000      4,932,212
5.65%, 4/6/98                                                         5,000,000      4,949,778
5.71%, 3/24/98                                                        3,000,000      2,975,732
5.60%, 4/14/98                                                        7,000,000      6,921,600
----------------------------------------------------------------------------------------------
Heller Financial, Inc.:
5.62%, 6/19/98                                                        8,000,000      7,827,653
5.65%, 5/27/98                                                        5,000,000      4,909,757
5.70%, 10/16/98(1)                                                    5,000,000      4,999,648
5.90%, 3/30/98                                                        5,000,000      4,953,292
6%, 4/2/98                                                           10,000,000      9,900,000
                                                                                  ------------
                                                                                    82,207,372

----------------------------------------------------------------------------------------------
Computer Software/Services--0.8%
First Data Corp., 5.67%, 5/19/98                                     10,000,000      9,831,475
----------------------------------------------------------------------------------------------
Consumer Finance--0.4%
Island Finance Puerto Rico, Inc., 5.68%, 3/31/98                      5,000,000      4,954,244
----------------------------------------------------------------------------------------------
Diversified Financial--5.9%
General Electric Capital Corp.:
5.55%, 2/23/98                                                        7,490,000      7,464,596
5.56%, 3/11/98                                                        5,000,000      4,970,656
5.56%, 3/18/98                                                        5,000,000      4,965,250
5.66%, 4/8/98                                                         5,000,000      4,948,117
----------------------------------------------------------------------------------------------
General Electric Capital Services, 5.55%, 3/2/98                     10,000,000      9,955,292


                     9 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Face           Value
                                                                   Amount         See Note 1
----------------------------------------------------------------------------------------------
Diversified Financial  (continued)
General Motors Acceptance Corp.:
5.58%, 2/25/98                                                     $  7,000,000   $  6,973,960
5.60%, 3/27/98                                                        5,000,000      4,958,300
5.60%, 4/13/98                                                        5,000,000      4,944,679
5.75%, 4/21/98(1)                                                    15,000,000     14,998,336
----------------------------------------------------------------------------------------------
Prudential Funding Corp., 5.685%, 5/5/98(1)                           5,000,000      4,999,693
                                                                                  ------------
                                                                                    69,178,879

----------------------------------------------------------------------------------------------
Electronics--0.4%
Avnet, Inc., 5.75%, 3/27/98                                           5,000,000      4,956,875
----------------------------------------------------------------------------------------------
Industrial Services--2.5%
Atlas Copco AB:
5.47%, 4/30/98(2)                                                     3,000,000      2,959,667
5.49%, 4/28/98(2)                                                     6,000,000      5,921,310
5.50%, 4/21/98(2)                                                     8,000,000      7,903,444
5.50%, 4/29/98(2)                                                     8,500,000      8,387,021
5.56%, 3/20/98(2)                                                     4,000,000      3,970,964
                                                                                  ------------
                                                                                    29,142,406

----------------------------------------------------------------------------------------------
Insurance--8.7%
General American Life Insurance Co., 6.14%, 2/2/98(1)                45,000,000     45,000,000
----------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.:
5.743%, 3/1/98(1)                                                    30,000,000     30,000,000
5.743%, 8/1/98(1)                                                     5,000,000      5,000,000
----------------------------------------------------------------------------------------------
Principal Mutual Life Insurance Co., 5.753%, 2/2/98(1)(3)             5,000,000      5,000,000
----------------------------------------------------------------------------------------------
TransAmerica Life Insurance & Annuity Co., 5.723%, 3/22/98(1)         7,000,000      7,000,000
----------------------------------------------------------------------------------------------
Travelers Insurance Co., 5.743%, 10/3/98(1)(3)                       10,000,000     10,000,000
                                                                                  ------------
                                                                                   102,000,000

----------------------------------------------------------------------------------------------
Leasing & Factoring--2.3%
American Honda Finance Corp.:
5.47%, 4/16/98                                                       10,000,000      9,887,561
5.625%, 1/20/99(1)(2)                                                 7,000,000      7,000,000
5.719%, 7/8/98(1)(2)                                                 10,000,000     10,000,000
                                                                                  ------------
                                                                                    26,887,561

----------------------------------------------------------------------------------------------
Metals/Mining--1.3%
Rio Tinto America, Inc., 5.52%, 2/4/98(2)                            15,000,000     14,993,100
----------------------------------------------------------------------------------------------
Nondurable Household Goods--3.0%
Newell Co., 5.65%, 2/2/98(2)                                         35,000,000     34,994,507


                     10 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Face           Value
                                                                   Amount         See Note 1
----------------------------------------------------------------------------------------------
Oil-Integrated--1.2%
Fina Oil & Chemical Co.:
5.70%, 4/10/98(2)                                                  $  5,000,000   $  4,946,167
5.78%, 3/26/98(2)                                                     9,000,000      8,923,415
                                                                                  ------------
                                                                                    13,869,582

----------------------------------------------------------------------------------------------
Special Purpose Financial--16.1%
Asset Backed Capital Finance, Inc.:
5.58%, 2/2/98(2)                                                      2,700,000      2,699,581
5.60%, 2/9/98(2)                                                      8,000,000      7,990,044
5.60%, 4/1/98(2)                                                      5,400,000      5,349,201
5.72%, 3/16/98(1)(3)                                                  5,000,000      4,999,736
5.73%, 11/23/98(1)(3)                                                 6,000,000      6,000,000
----------------------------------------------------------------------------------------------
Beta Finance, Inc.:
5.54%, 2/17/98(2)                                                     5,000,000      4,987,689
5.54%, 2/25/98(2)                                                     7,000,000      6,974,147
5.55%, 2/27/98(2)                                                     8,000,000      7,967,876
5.56%, 3/12/98(2)                                                    10,000,000      9,939,550
5.56%, 3/16/98(2)                                                     5,000,000      4,966,794
5.56%, 3/3/98(2)                                                     10,000,000      9,953,667
5.57%, 4/29/98(2)                                                     4,000,000      3,946,157
----------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Series A:
5.47%, 4/20/98                                                        6,300,000      6,225,334
5.59%, 4/9/98                                                         6,200,000      6,135,498
5.95%, 2/20/98                                                        5,000,000      4,984,299
----------------------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc., 5.65%, 2/2/98(2)                  11,500,000     11,498,195
----------------------------------------------------------------------------------------------
CXC, Inc.:
5.43%, 5/22/98(2)                                                     5,000,000      4,917,042
5.57%, 3/16/98(2)                                                     5,000,000      4,966,735
5.68%, 3/26/98(2)                                                     5,000,000      4,958,189
5.69%, 4/29/98(2)                                                    10,000,000      9,866,358
----------------------------------------------------------------------------------------------
Enterprise Funding Corp.:
5.54%, 2/17/98(2)                                                     7,000,000      6,982,764
5.56%, 2/9/98(2)                                                      5,116,000      5,109,679
5.70%, 6/26/98(2)                                                     5,128,000      5,010,270
----------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.:
5.55%, 2/17/98(2)                                                     6,000,000      5,985,200
5.55%, 7/6/98(2)                                                      5,450,000      5,319,768
5.56%, 2/23/98(2)                                                     5,000,000      4,983,011
5.72%, 5/13/98(2)                                                     5,450,000      5,362,540
----------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.58%, 2/25/98(2)                                                     5,000,000      4,981,400
5.58%, 3/19/98(2)                                                    11,500,000     11,418,005
5.58%, 4/14/98(2)                                                     3,500,000      3,460,940
                                                                                  ------------
                                                                                   187,939,669
                                                                                  ------------
Total Short-Term Notes                                                             895,291,609


                     11 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                 Face            Value
                                                                 Amount          See Note 1
==============================================================================================
Foreign Government Obligations--1.3%
-----------------------------------------------------------------------------------------------
Finnish Export Credit Ltd.:
5.55%, 7/15/98                                                   $ 10,000,000    $    9,747,167
5.56%, 7/7/98                                                       5,000,000         4,879,533
                                                                                 --------------
Total Foreign Government Obligations                                                 14,626,700
-----------------------------------------------------------------------------------------------
Total Investments, at Value                                              99.1%    1,159,416,507
-----------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                           0.9        10,194,606
                                                                 ------------    --------------
Net Assets                                                              100.0%   $1,169,611,113
                                                                 ============    ==============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on January 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
2. Security issued in exempt transaction without registration under the Securities Act of 1933. Such securities amount to $323,103,873, or 27.62% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $25,999,736, or 2.22% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.


                     12 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  January 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

==============================================================================================
Assets
Investments, at value--see accompanying statement                               $1,159,416,507
----------------------------------------------------------------------------------------------
Cash                                                                                 2,732,600
----------------------------------------------------------------------------------------------
Receivables:
Shares of capital stock sold                                                        65,413,435
Interest                                                                             1,673,577
----------------------------------------------------------------------------------------------
Other                                                                                   21,537
                                                                                --------------
Total assets                                                                     1,229,257,656

==============================================================================================
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                    56,912,946
Dividends                                                                            1,801,511
Transfer and shareholder servicing agent fees                                          460,238
Shareholder reports                                                                    209,990
Directors' fees--Note 1                                                                188,826
Other                                                                                   73,032
                                                                                --------------
Total liabilities                                                                   59,646,543

==============================================================================================
Net Assets                                                                      $1,169,611,113
                                                                                ==============

==============================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $  116,976,009
----------------------------------------------------------------------------------------------
Additional paid-in capital                                                       1,052,634,300
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                   804
                                                                                --------------
Net assets--applicable to 1,169,760,086 shares of capital stock outstanding     $1,169,611,113
                                                                                ==============

==============================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                           $1.00

See accompanying Notes to Financial Statements.


                     13 Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended January 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


=============================================================================================
Investment Income
Interest                                                                          $31,705,588

=============================================================================================
Expenses
Management fees--Note 3                                                             2,373,177
---------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3                               1,983,446
---------------------------------------------------------------------------------------------
Shareholder reports                                                                   233,961
---------------------------------------------------------------------------------------------
Custodian fees and expenses                                                            65,061
---------------------------------------------------------------------------------------------
Directors' fees and expenses--Note 1                                                   56,036
---------------------------------------------------------------------------------------------
Legal and auditing fees                                                                36,394
---------------------------------------------------------------------------------------------
Registration and filing fees                                                           24,344
---------------------------------------------------------------------------------------------
Insurance expenses                                                                      5,479
---------------------------------------------------------------------------------------------
Other                                                                                  33,422
                                                                                  -----------
Total expenses                                                                      4,811,320

=============================================================================================
Net Investment Income                                                              26,894,268

=============================================================================================
Net Realized Gain on Investments                                                          449

=============================================================================================
Net Increase in Net Assets Resulting from Operations                              $26,894,717
                                                                                  ===========

See accompanying Notes to Financial Statements.


                     14 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    Six Months Ended
                                                                    January 31, 1998        Year Ended
                                                                    (Unaudited)             July 31, 1997
=========================================================================================================
Operations
Net investment income                                               $   26,894,268         $   47,826,078
---------------------------------------------------------------------------------------------------------
Net realized gain                                                              449                 16,805
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    26,894,717             47,842,883

=========================================================================================================
Dividends and Distributions to Shareholders                            (26,894,268)           (47,826,078)
=========================================================================================================

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital
stock transactions--Note 2                                             155,670,507            (87,656,896)

=========================================================================================================
Net Assets
Total increase (decrease)                                              155,670,956            (87,640,091)
---------------------------------------------------------------------------------------------------------
Beginning of period                                                  1,013,940,157          1,101,580,248
                                                                    --------------         --------------
End of period                                                       $1,169,611,113         $1,013,940,157
                                                                    ==============         ==============

See accompanying Notes to Financial Statements.


                     15 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                     Six Months
                                     Ended
                                     January 31,
                                     1998          Year Ended July 31,       Year Ended December 31,
                                     (Unaudited)   1997       1996(1)        1995       1994       1993       1992
====================================================================================================================
Per Share Operating Data:
Net asset value,
beginning of period                   $1.00         $1.00      $1.00         $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and
net realized gain                       .02           .05        .03           .05        .04        .03        .03
Dividends and distributions
to shareholders                        (.02)         (.05)      (.03)         (.05)      (.04)      (.03)      (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                             $1.00         $1.00      $1.00         $1.00      $1.00      $1.00      $1.00
                                      =====         =====      =====         =====      =====      =====      =====

===================================================================================================================
Total Return(2)                        2.52%         4.83%      2.80%         5.40%      3.76%      2.71%      3.47%

===================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period
(in millions)                        $1,170        $1,014     $1,102          $818       $929       $611       $692
-------------------------------------------------------------------------------------------------------------------
Average net assets
(in millions)                        $1,084        $1,011       $901          $855       $804       $653       $811
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                  4.92%(3)      4.73%      4.68%(3)      5.19%      3.79%      2.65%      3.42%
Expenses                               0.88%(3)      0.87%      0.84%(3)      0.90%      0.82%      0.87%      0.88%
-------------------------------------------------------------------------------------------------------------------

1. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized.

See accompanying Notes to Financial Statements.


                     16 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal by investing in "money market" securities meeting specific credit quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Directors' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended January 31, 1998, a credit in the provision of $25,489 was made for the Fund's projected benefit obligations resulting in an accumulated liability of $183,489 at January 31, 1998.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.


                     17 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Capital Stock

The Fund has authorized 5 billion shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                      Six Months Ended January 31, 1998        Year Ended July 31, 1997
                                      ---------------------------------        ------------------------------------
                                      Shares             Amount                Shares              Amount
-------------------------------------------------------------------------------------------------------------------
Sold                                   1,523,462,137     $  1,523,462,137       2,384,396,754      $  2,384,396,754
Dividends and distributions
reinvested                                25,335,942           25,335,942          45,124,419            45,124,419
Redeemed                              (1,393,127,572)      (1,393,127,572)     (2,517,178,069)       (2,517,178,069)
                                      ---------------    ----------------      --------------      ----------------
Net increase (decrease)                  155,670,507     $    155,670,507         (87,656,896)     $    (87,656,896)
                                      ===============    ================      ==============      ================

================================================================================
3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of average annual net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund.

      OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.


                     18 Oppenheimer Money Market Fund, Inc.

--------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
--------------------------------------------------------------------------------

================================================================================
Officers and Directors   Leon Levy, Chairman of the Board of Directors
                         Donald W. Spiro, Vice Chairman of the Board of Directors
                         Bridget A. Macaskill, President
                         Robert G. Galli, Director
                         Benjamin Lipstein, Director
                         Elizabeth B. Moynihan, Director
                         Kenneth A. Randall, Director
                         Edward V. Regan, Director
                         Russell S. Reynolds, Jr., Director
                         Pauline Trigere, Director
                         Clayton K. Yeutter, Director
                         Carol E. Wolf, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     KPMG Peat Marwick LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Money Market Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer
                         Money Market Fund, Inc. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                     19 Oppenheimer Money Market Fund, Inc.

Information and services
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether
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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

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